Income Taxes - Additional Information (Detail) - USD ($)	1 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2018	Mar. 31, 2017
Income Tax [Line Items]
Federal statutory tax rate		35.00%	21.00%
Cancellation of indebtedness (COD) income	$ 853,000,000
Total amount of reduction of tax attributes	806,000,000
Net operating losses and depreciable assets	518,000,000
Attribute reduction in stock of foreign subsidiaries	288,000,000
Excess COD income attributed to subsidiaries	37,000,000
Deferred tax recognized on excess COD income	10,000,000
Reduced in net operating loss carryforwards		$ 201,100,000
Valuation allowance		43,218,000	$ 47,700,000		$ 2,300,000
Unrecognized deferred tax liability for temporary differences related to investments in foreign subsidiaries estimated amount		4,000,000
Income tax penalties and interest		9,800,000
Net impact in income loss		0	0
Reduction in net deferred tax asset		27,300,000
Recognized provisional deemed dividend		43,200,000
Net deferred tax assets		43,200,000	47,700,000
Adjustments to provisional amounts recorded			0
One-time transition tax, adjustments to provisional amounts recorded			0
Tax act, executive compensation, cap on deductibility, amount			$ 1,000,000
Tax act, interest expense limitation, minimum percentage of adjusted taxable income			30.00%
Estimate of interest expense limitation before consideration of valuation allowance			$ 7,500,000
Scenario Plan
Income Tax [Line Items]
Federal statutory tax rate				21.00%
Federal NOL
Income Tax [Line Items]
Net operating loss ("NOL") carryforwards		215,600,000			47,600,000
Foreign NOL
Income Tax [Line Items]
Tax credit		$ 2,300,000			$ 2,300,000
Tax credit year expire, start year		2026
Tax credit year expire, end year		2027
Domestic Subsidiaries
Income Tax [Line Items]
Excess COD income attributed to subsidiaries	47,000,000
Deferred tax recognized on excess COD income	$ 0
Intercompany Vessel Sales
Income Tax [Line Items]
Remaining unamortized amount		$ 0